[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Integrity Managed Portfolios (the "Trust")

Ladies and Gentlemen:

Integrity Managed Portfolios (the "Registrant") is transmitting Post-Effective Amendment No. 57 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") (under which it is Amendment No. 59). On July 31, 2009, Integrity Mutual Funds, Inc. ("Integrity"), formerly the parent company of (a) Integrity Money Management, Inc., which was formerly the investment adviser to the Trust's series, (b) Integrity Funds Distributor, Inc. ("IFD"), which is the distributor, and (c) Integrity Fund Services, Inc. ("IFS"), which is the transfer agent, accounting service provider and administrator, generally sold its mutual fund services businesses to Corridor Investors, LLC ("Corridor"), a recently formed North Dakota limited liability company, and Viking Fund Management, LLC ("Viking"). In addition, Viking (along with IFD and IFS) became a wholly-owned subsidiary of Corridor. Shareholders of each of the Trust's series have approved new investment advisory agreements with Viking (which are currently in effect), as well as a manager-of-managers structure (subject to obtaining necessary relief from the Securities and Exchange Commission). The Prospectus and Statement of Additional Information ("SAI") reflect the above relating to Corridor and its subsidiaries, the change in investment adviser and new investment advisory agreements, the shareholder approval of the manager-of-managers structure and various other updates.

In light of the above, the Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act so that the Amendment may become effective on November 30, 2009. Marked copies of the Prospectus, SAI and Part C are included with this filing.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Suzanne M. Russell

Suzanne M. Russell

Enclosures

cc: Laura Anderson

Brent Wheeler

Mark J. Kneedy